Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 61
Increases as a result of positions taken in prior periods	69
Increases as a result of positions taken during the current period	18
Decreases as a result of positions taken in prior periods	(9)
Decreases as a result of positions taken in the current period	0
Decreases due to settlements	(7)
Balance at the end of the period	132	$ 61
Predecessor
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 61	55	$ 44	$ 9
Increases as a result of positions taken in prior periods		7	23	35
Increases as a result of positions taken during the current period		1	0	2
Decreases as a result of positions taken in prior periods		(2)	(9)	(2)
Decreases as a result of positions taken in the current period		0	0	0
Decreases due to settlements		0	(3)	0
Balance at the end of the period		$ 61	$ 55	$ 44